Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023		$ 2,275	$ 17,220,471	$ (20,239,639)	$ (3,016,893)
Balance, shares at Dec. 31, 2023		2,275,367
Share-based compensation			14,301		14,301
Net loss				(4,306,918)	(4,306,918)
Shares issued for services		$ 35	53,250		53,285
Shares issued for services, shares		35,444
Shares issued for note modification		$ 276	449,384		449,660
Shares issued for note modification, shares		276,171
Ending balance, value at Dec. 31, 2024		$ 2,586	17,737,406	(24,546,557)	(6,806,565)
Balance, shares at Dec. 31, 2024		2,586,982
Share-based compensation			55,959		55,959
Net loss				(403,639)	(403,639)
Ending balance, value at Mar. 31, 2025		$ 2,586	17,793,365	(24,950,196)	(7,154,245)
Balance, shares at Mar. 31, 2025		2,586,982
Beginning balance, value at Dec. 31, 2024		$ 2,586	17,737,406	(24,546,557)	(6,806,565)
Balance, shares at Dec. 31, 2024		2,586,982
Share-based compensation			232,668		232,668
Net loss				(6,410,564)	(6,410,564)
Shares issued for services		$ 88	605,602		605,690
Shares issued for services, shares		87,858
Shares issued for note modification		$ 468	2,081,955		$ 2,082,423
Shares issued for note modification, shares		467,531
Shares issued for options exercise, shares
Ending balance, value at Dec. 31, 2025		$ 3,142	20,657,631	(30,957,121)	$ (10,296,348)
Balance, shares at Dec. 31, 2025		3,142,371
Share-based compensation			5,654		5,654
Net loss				(4,227,409)	(4,227,409)
Shares issued for services		$ 8	35,474		35,482
Shares issued for services, shares		7,635
Shares issued for note modification		$ 542	2,571,975		2,572,517
Shares issued for note modification, shares		542,066
Shares issued for options exercise		$ 35	54,235		$ 54,270
Shares issued for options exercise, shares		35,013			35,013
Ending balance, value at Mar. 31, 2026		$ 3,727	$ 23,324,969	$ (35,184,530)	$ (11,855,834)
Balance, shares at Mar. 31, 2026		3,727,085